Short-term Loans Receivable (Details) - USD ($)		1 Months Ended				12 Months Ended
	Dec. 05, 2019	Jun. 30, 2020	Jun. 20, 2020	Nov. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 20, 2019
Short-term Loans Receivable (Details) [Line Items]
Notes receivable								$ 1,626,000
Accrue interest rate	13.00%		6.00%	12.00%	15.00%
Interest income earned						$ 99,000	$ 3,000
Loan extended date						Dec. 01, 2021
Loan extended date						$ 1,637,000	$ 2,239,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price						$ 1,691,000
June and December 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Accrue interest rate						6.00%
Interest income earned						$ 4,000
Aggregate principal amount		$ 380,000				$ 380,000
Loan due date		Apr. 28, 2021				Jun. 29, 2021
Outstanding loans receivable and accrued interest assigned as payment for purchase price						$ 359,000
Repayment of remaining outstanding						21,000
June 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Interest income earned						11,000
Aggregate principal amount		$ 300,000
Outstanding balance						$ 214,000
Lion Financial Group Limited [Member]
Short-term Loans Receivable (Details) [Line Items]
Accrue interest rate					12.00%	6.00%